UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F-HR

                               FORM 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:  MARCH 31, 2007
                                                --------------


Check here if Amendment [  ]; Amendment Number:
                                                 ------------
     This Amendment (Check only one.):  [    ]  is a restatement.
                                        [    ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         HANAWALT ASSOCIATES LLC
Address:      645 MADISON AVENUE, 6TH FLOOR
              NEW YORK, NEW YORK 10022


Form 13F File Number:   28-06706

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:         LAWRENCE S. PIDGEON
Title:        MEMBER - HANAWALT ASSOCIATES LLC
Phone:        (212) 404-4651

Signature, Place, and Date of Signing:

 /S/ LAWRENCE S. PIDGEON           NEW YORK, NEW YORK             APRIL 25, 2007
 -----------------------           ------------------             --------------
[Signature]                        [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            FORM 13F-HR SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                   0
                                                     -

Form 13F Information Table Entry Total:              18
                                                     --

Form 13F Information Table Value Total:          $598,426
                                                 --------
                                                (thousands)




List of Other Included Managers:                     NONE

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


                                                      Market
                            Title of               Value (USD)  Share/    Share/  Put/  Investment   Other       Voting Authority
Name of Issuer                Class     Cusip        (x1000)  Prn Amount   Prn    Call  Discretion  Managers   Sole    Shared  None
-----------------------------------------------------------------------------------------------------------------------------------
AARON RENTS INC CMN            COM     002535201     13,067    494,225      SH            SOLE                494,225
AARON RENTS INC A
  CMN CLASS A                  COM     002535300      3,950    165,200      SH            SOLE                165,200
AUTOZONE, INC. CMN             COM     053332102     23,027    179,700      SH            SOLE                179,700
BANK OF AMERICA CORP CMN       COM     060505104     42,333    829,729      SH            SOLE                829,729
BERKSHIRE HATHAWAY INC
  CL-A (DEL) CLASS A           COM     084670108      4,142         38      SH            SOLE                     38
CBS CORPORATION CMN CLASS B    COM     124857202     42,003  1,373,100      SH            SOLE              1,373,100
COCA-COLA CO CMN               COM     191216100     14,179    295,400      SH            SOLE                295,400
COMMERCE BANCORP INC N.J.
  CMN                          COM     200519106     33,173    993,800      SH            SOLE                993,800
CON-WAY INC CMN                COM     205944101     27,438    550,520      SH            SOLE                550,520
COSTCO WHOLESALE CORPORATION
  CMN                          COM     22160K105     55,078  1,022,991      SH            SOLE              1,022,991
LIBERTY MEDIA HLDG CORP
  CMN SERIES A INTERACTIVE     COM     53071M104     20,426    857,500      SH            SOLE                857,500
LOWES COMPANIES INC CMN        COM     548661107     29,487    936,400      SH            SOLE                936,400
MC DONALDS CORP CMN            COM     580135101    103,755  2,303,100      SH            SOLE              2,303,100
MOHAWK INDUSTRIES INC
  COMMON STOCK                 COM     608190104     28,102    342,500      SH            SOLE                342,500
SEARS HOLDINGS CORPORATION
  CMN                          COM     812350106     23,100    128,219      SH            SOLE                128,219
TARGET CORP CMN                COM     87612E106     96,055  1,620,900      SH            SOLE              1,620,900
WAL MART STORES INC CMN        COM     931142103     38,565    821,400      SH            SOLE                821,400
WEYCO GROUP INC CMN            COM     962149100        546     21,000      SH            SOLE                 21,000
                                                    ------------------

                                                    598,426
